Employee Benefits - Summary of Bank Contribution to Principal Pension and Non Pension Post Retirement Benefit Plans and Significant Other Pension and Retirement Plans (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 135	$ 109	$ 232	$ 205
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	123	95	203	178
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	4	4	7	8
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 8	$ 10	$ 22	$ 19